UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         12/31/99
                                               --------------------------
Check here if Amendment [X];        Amendment Number:  1
     This Amendment (Check only one.):        [ X ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
Address:          500 108TH AVENUE N.E.
                  SUITE 1770
                  BELLEVUE, WA 98004



Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4825

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                     7/21/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                    [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                0

Form 13F Information Table Entry Total:                          62

Form 13F Information Table Value Total:                    $117,353
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                             WAKLEY & ROBERTON, INC.
                           DECEMBER 31, 1999 - REVISED
                           FORM 13F INFORMATION TABLE


    ITEM 1                       ITEM 2       ITEM 3     ITEM 4               ITEM 5         ITEM 6       ITEM 7       ITEM 8
                                                                                       INVESTMENT DISCRETION           VOTING
                                                                                             SHARED SHARED            AUTHORITY
                                                      FAIR MARKET            SHARES OF  SOLE INST.V OTHER         SOLE SHARED NONE
                                              CUSIP      VALUE      UNIT     PRINCIPAL  ---- -----  -----         ---- ------ ----
NAME OF ISSUER               TITLE OF CLASS   NUMBER   (x$1000)     PRICE     AMOUNT    (A)   (B)    (C)  MANAGER (A)   (B)    (C)
--------------               --------------   ------   ---------    -----    --------   ---- -----  ----- ------- ---- ------ ----

MICROSOFT CORP                  Common       59491810    21,486     116.75    184,037   X                  N/A   6,970       177,067
GENERAL ELECTRIC                Common       36960410     8,848     157.75     57,173   X                  N/A     200        56,973
COMPANY                                                                                                                            -
INTEL CORP                      Common       45814010     8,286      82.31    100,660   X                  N/A   5,250        95,410
INTERNATIONAL                   Common       45920010     6,217     107.87     57,635   X                  N/A   3,700        53,935
BUSINESS MACHINES                                                                                                                  -
HEWLETT-PACKARD                 Common       42823610     5,369     113.75     47,200   X                  N/A   3,100        44,100
COMPANY                                                                                                                            -
ORACLE CORPORATION              Common       68389X10     4,660     112.06     41,587   X                  N/A   5,000        36,587
EXXON MOBILE CORP               Common      30231G102     4,293      80.56     53,287   X                  N/A     500        52,787
AMERICA ONLINE INC DEL COM      Common      02364J104     3,900      75.87     51,400   X                  N/A   4,800        46,600
MERCK & CO., INC.               Common       58933110     3,337      67.19     49,660   X                  N/A   1,250        48,410
LUCENT TECHNOLOGIES             Common       54946310     3,274         75     43,652   X                  N/A   3,000        40,652
COM                                                                                                                                -
CISCO COMMUNICATIONS INC        Common       17275R10     2,900     107.12     27,071   X                  N/A   3,000        24,071
CITIGROUP INC COM               Common      172967101     2,616      55.69     46,982   X                  N/A   1,575        45,407
CHASE MANHATTAN CORP            Common       16161A10     2,448      77.69     31,514   X                  N/A     500        31,014
NEW                                                                                                                                -
PROCTER & GAMBLE                Common       74271810     2,445     109.56     22,317   X                  N/A     100        22,217
MCDONALD'S                      Common       58013510     2,087      40.31     51,776   X                  N/A   1,400        50,376
CORPORATION                                                                                                                        -
ROYAL DUTCH                     Common       78025780     1,706      60.56     28,175   X                  N/A     600        27,575
PETROLEUM COMPANY                                                                                                                  -
JOHNSON & JOHNSON               Common       47816010     1,637      93.25     17,550   X                  N/A     700        16,850
BRISTOL MYERS SQUIBB CO.        Common       11012210     1,548      64.19     24,120   X                  N/A     200        23,920
AMERICAN HOME                   Common        2660910     1,516      39.25     38,625   X                  N/A     400        38,225
PRODUCTS CORP.                                                                                                                     -
NEXTEL COMMUNICATIONS CL A      Common      65332V103     1,500     103.12     14,550   X                  N/A                14,550
MOTOROLA, INC.                  Common       62007610     1,464     147.25      9,940   X                  N/A                 9,940
DELL COMPUTER CORP COM          Common      247025109     1,435      51.00     28,145   X                  N/A   5,850        22,295
MORGAN (J.P.) COMPANY           Common       61688010     1,368     126.62     10,800   X                  N/A                10,800
EMC CORP MASS COM               Common      268648102     1,202     109.25     11,000   X                  N/A   3,250         7,750
MCI WORLDCOM INC COM            Common      55268B106     1,192      53.06     22,462   X                  N/A   2,250        20,212
                                                                                                                                   -
SUBTOTAL                                                 96,734                                                                    -
                                                                                                                                   -
                                                                                                                                   -
BANKAMERICA CORP.               Common        6605010     1,192      50.19     23,748   X                  N/A     678        23,070
GTE CORPORATION                 Common       36232010     1,189      70.56     16,850   X                  N/A                16,850
ELI LILLY & COMPANY             Common       53245710     1,057       66.5     15,900   X                  N/A     100        15,800
PEPSICO, INC.                   Common       71344810     1,015      35.25     28,800   X                  N/A                28,800
CHEVRON CORPORATION             Common       16675110       990      86.62     11,431   X                  N/A     100        11,331
BP AMOCO PLC                    Common       55622104       962      59.31     16,214   X                  N/A                16,214
SPONSORED ADR                                                                                                                      -
UNITED PARCEL SERVICE CL B      Common      911312106       932      69.00     13,500   X                  N/A    3000        10,500
COCA COLA CO.                   Common       19121610       870      58.25     14,932   X                  N/A                14,932
COMPAQ COMPUTER CORP            Common       20449310       834      27.06     30,800   X                  N/A                30,800
WARNER LAMBERT                  Common       93448810       805      81.94      9,825   X                  N/A   1,000         8,825
ALBERTSON'S, INC.               Common        1310410       802      32.25     24,875   X                  N/A     150        24,725
TEXACO, INC.                    Common       88169410       777      54.31     14,300   X                  N/A     400        13,900
US BANCORP DEL COM              Common       90297310       666      23.81     27,966   X                  N/A                27,966
VODAFONE AIRTOUCH PLC           Common      92857T107       622      49.50     12,575   X                  N/A   3,025         9,550
SPONSORED ADR                                                                                                                      -
PFIZER, INC.                    Common       71708110       610      32.44     18,810   X                  N/A   2,400        16,410
STATE ST CORP                   Common       85747710       585      73.06      8,000   X                  N/A                 8,000
SCHLUMBERGER, LTD.              Common       80685710       544      56.12      9,700   X                  N/A                 9,700
NIKE, INC Cl B                  Common       65410610       528      49.56     10,650   X                  N/A     600        10,050
DUPONT E.I.                     Common       26353410       514      65.87      7,800   X                  N/A                 7,800
DENEMOURS & CO.                                                                                                                    -
CATERPILLAR, INC.               Common       14912310       504      47.06     10,700   X                  N/A                10,700
BURLINGTON NORTHERN             Common       12189T10       429      24.25     17,700   X                  N/A     150        17,550
SANTA FE                                                                                                                           -
AT&T CORP.                      Common         195710       412      50.81      8,098   X                  N/A                 8,098
COMPUTER ASSOC INTL COM         Common       20491210       386      69.94      5,525   X                  N/A                 5,525
CLOROX CO.                      Common      189054109       381      50.37      7,560   X                  N/A                 7,560
MORGAN STANLEY                  Common      617446448       375     142.75      2,625   X                  N/A                 2,625
DEAN WITTER & CO.                                                                                                                  -
TYCO INTL LTD NEW COM           Common      902124106       359         39      9,200   X                  N/A     500         8,700
                                                                                                                                   -
SUBTOTAL                                                 17,981                                                                    -
                                                                                                                                   -
                                                                                                                                   -
TEXAS INSTRS INC COM            Common      882508104       345      96.62      3,600   X                  N/A                 3,600
EMERSON ELECTRIC                Common       29101110       336      57.37      5,850   X                  N/A                 5,850
ILLINOIS TOOL WORKS             Common       45230810       324      67.56      4,800   X                  N/A     100         4,700
BOEING COMPANY                  Common        9702310       266      41.44      6,424   X                  N/A                 6,424
U S WEST INC NEW COM            Common       91273H10       252      72.00      3,499   X                  N/A                 3,499
NORTEL NETWORKS CORP            Common      656569100       242     101.00      2,400   X                  N/A                 2,400
SBC COMMUNICATIONS INC          Common       78387G10       238      48.75      4,880   X                  N/A                 4,880
STARBUCKS CORP.                 Common      855244109       218      24.25      9,000   X                  N/A   7,000         2,000
MINNESOTA MINING &              Common       60405910       215      97.87      2,200   X                  N/A                 2,200
MANUFACTURING                   Common                                                                                             -
SAFECO CORPORATION              Common       78642910       202      24.87      8,125   X                  N/A     100         8,025
DIMON INC COM                   Common      254394109        33       3.25     10,125   X                  N/A                10,125


                                                             -------
SUBTOTAL                                                       2,638
                                                             -------

GRAND TOTAL                                                  117,353

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